Income Taxes (Details) - Schedule of Deferred Tax Asset - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Deferred tax assets:
Net operating loss carry forwards	$ 2,598,013	$ 3,266,711
Allowance for doubtful accounts	1,506,510	1,092,957
Total deferred tax assets	4,104,523	4,359,668
Valuation allowance	(4,093,704)	(4,359,668)
Total deferred tax assets, net	$ 10,819